Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Expense by nature [line items]
Other operating income and expenses	$ 710.0	$ 25.3	$ (496.3)	$ (2,101.5)
Defined contribution plans	2,809.5		2,609.7	2,568.9
Defined benefit plans	204.9		259.6	281.8
Depreciation of property, plant and equipment and right-of-use assets	324,538.4	11,557.6	281,411.8	288,124.9
Amortization of intangible assets	7,186.2	$ 255.9	5,472.4	4,421.4
Post-employment benefits	3,014.4		2,869.3	2,850.7
Depreciation of property, plant and equipment and right-of-use assets [members]
Expense by nature [line items]
Cost of revenue	299,311.4		256,530.9	264,804.7
Operating expenses	25,191.3		24,856.7	23,292.3
Other operating income and expenses	35.7		24.2	27.9
Amortization of intangible assets [members]
Expense by nature [line items]
Cost of revenue	4,837.7		3,069.9	2,073.5
Operating expenses	2,348.5		2,402.5	2,347.9
Employee benefits expenses [members]
Expense by nature [line items]
Cost of revenue	83,099.0		64,702.0	63,597.7
Operating expenses	57,718.4		45,282.6	44,617.2
Defined contribution plans	2,809.5		2,609.7	2,568.9
Defined benefit plans	204.9		259.6	281.8
Other employee benefits	137,803.0		107,115.3	105,364.2
Employee benefits expenses	$ 140,817.4		$ 109,984.6	$ 108,214.9